VALUE LINE, INC.
                              220 East 42nd Street
                          New York, New York 10017-5891
                                  212-907-1850

                                                               March 1, 2006

VIA ELECTRONIC TRANSMISSION
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

    Re:  Value Line Premier Growth Fund, Inc.
         File Nos. 2-12663 and 811-719
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Dear Sir/Madam:

      Enclosed for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, is Post-Effective Amendment No. 96 to the Fund's Registration Statement, in electronic format. The amendment is being filed for the purpose of reflecting changes in the fund's investment strategies, policies and name, which were approved on October 5, 2005 by Fund shareholders.

      If you have any questions in connection with this filing, please telephone the undersigned at 212-907-1850.

                                        Very truly yours,



                                        Peter D. Lowenstein
                                        Legal Counsel

PDL:psp
Encl.